Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Summary of Basic and Diluted Loss Per Share
The following table reflects the calculation of basic and diluted net loss per share of Common Stock.

	Successor	Predecessor	Successor	Predecessor
(dollars in thousands, except per share amounts)	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023	February 14, 2024—June 30, 2024	January 1, 2024— February 13, 2024	Six Months Ended June 30, 2023
Net loss	$(165,436)	$(22,308)	$(345,541)	$(11,789)	$(45,501)

Weighted average shares outstanding—Basic and diluted	60,166,269	n/a	60,166,269	n/a	n/a

Net loss per share—Basic and diluted	$(2.75)	n/a	$(5.74)	n/a	n/a

Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities consisted of the following as of:

	Successor	Predecessor
(in thousands)	June 30, 2024	December 31, 2023
Accounts payable	$4,760	$3,235
Accrued expenses	17,796	2,149
Legal settlement payable	35,095	—

Total accounts payable and accrued liabilities	$57,651	$5,384

Flame Acquisition Corp [Member]
Significant Accounting Policies [Line Items]
Summary of Reconciled the Class A Ordinary Shares
At December 31, 2023 and 2022, the Class A common stock reflected in the balance sheets is reconciled in the following table:

	Shares	Value
Contingently redeemable common stock at December 31, 2021	28,750,000	$287,500,000
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	2,847,008

	Shares	Value
Contingently redeemable common stock at December 31, 2022	28,750,000	290,347,008
Less:
Redemptions of Class A common stock	(22,645,318)	(230,129,156)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	3,301,702

Contingently redeemable common stock at December 31, 2023	6,104,682	$63,519,554

Summary of Basic and Diluted Loss Per Share
The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except share amounts):

	For the Years Ended December 31,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net loss allocable to Class A common stock subject to possible redemption	$(19,371,838)	$(2,072,758)

	For the Years Ended December 31,
	2023	2022
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	10,870,337	28,750,000
Basic and Diluted net loss per share, Redeemable Class A common stock	$(1.78)	$(0.07)
Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Non-Redeemable common stock not subject to redemption	$(12,808,719)	$(518,190)
Denominator:
Weighted Average Non-Redeemable common stock, Basic and Diluted	7,187,500	7,187,500
Basic and diluted net loss per share	$(1.78)	$(0.07)